Payable taxes and other accrued expenses (Tables)	12 Months Ended
Dec. 31, 2023
Payable taxes and other accrued expenses
Schedule of tax payable and other accrued expenses

	December 31,
	2023		2022		2021
Accrued expenses	Ps.	345,225	Ps.	265,358	Ps.	210,515
Taxes payable other than income tax		410,775		551,133		713,850
Accrued interest		204,843		147,115		73,489
	Ps.	960,843	Ps.	963,606	Ps.	997,854